Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Segmented Information [Line Items]
Total assets	$ 6,115,576	$ 6,235,821
Drilling and development	586,962	569,110
Exploration and evaluation	36,018	21,081
Royalties	(177,950)	(191,694)
Revenue from external customers	1,896,300	2,007,861
Transportation	(98,933)	(88,856)
Operating	(567,913)	(513,381)
General and administration	(99,503)	(80,716)
Corporate income tax (expense) recovery	(78,144)	(149,498)
Interest expense	(84,606)	(85,212)
Equity based compensation	(29,930)	(42,756)
Fund flows from operations	1,205,783	1,142,611
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	6,115,576	6,235,821
Drilling and development	586,962	569,110
Exploration and evaluation	36,018	21,081
Crude oil and condensate sales	1,222,479	1,133,611
NGL sales	79,556	83,993
Natural gas sales	679,372	804,951
Sales of purchased commodities	92,843	177,000
Royalties	(177,950)	(191,694)
Revenue from external customers	1,896,300	2,007,861
Purchased commodities	(92,843)	(177,000)
Transportation	(98,933)	(88,856)
Operating	(567,913)	(513,381)
General and administration	(99,503)	(80,716)
Interest expense	(84,606)	(85,212)
Equity based compensation	(14,361)
Realized gain on derivative instruments	345,318	234,365
Realized foreign exchange gain (loss)	7,735	(4,532)
Realized other expense	(7,267)	(420)
Fund flows from operations	1,205,783	1,142,611
Petroleum resource rent tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(11,702)	20,860
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(66,442)	(170,358)
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	2,075,273	1,805,049
Drilling and development	374,892	288,223
Crude oil and condensate sales	556,375	621,985
NGL sales	64,934	68,753
Natural gas sales	89,981	170,653
Royalties	(84,337)	(103,511)
Revenue from external customers	626,953	757,880
Transportation	(54,091)	(43,163)
Operating	(240,333)	(233,417)
General and administration	(23,080)	(96,296)
Fund flows from operations	309,468	384,951
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	19	(53)
USA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	269,686	254,884
Drilling and development	35,472	91,977
Exploration and evaluation		0
Crude oil and condensate sales	118,198	129,775
NGL sales	14,622	15,240
Natural gas sales	4,743	6,143
Sales of purchased commodities		0
Royalties	(39,849)	(41,487)
Revenue from external customers	97,714	109,671
Transportation	(1,465)	(751)
Operating	(26,887)	(23,424)
General and administration	(13,493)	(9,734)
Fund flows from operations	$ 55,869	75,762
France
Disclosure Of Segmented Information [Line Items]
Revenue (as a percentage)	10.00%
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	$ 630,120	587,824
Drilling and development	45,671	48,297
Crude oil and condensate sales	314,232	285,626
Royalties	(41,585)	(37,425)
Revenue from external customers	272,647	248,201
Transportation	(23,106)	(24,511)
Operating	(69,376)	(80,134)
General and administration	(18,214)	(20,642)
Fund flows from operations	149,726	108,601
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(12,225)	(14,313)
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	190,023	237,326
Drilling and development	25,905	44,147
Crude oil and condensate sales	2,515	2,306
Natural gas sales	136,795	184,548
Royalties	(244)	(1,567)
Revenue from external customers	139,066	185,287
Operating	(41,127)	(39,157)
General and administration	(8,327)	(8,317)
Fund flows from operations	57,020	89,464
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(32,592)	(48,349)
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	469,295	425,532
Drilling and development	66,545	48,463
Exploration and evaluation	28,043	11,248
Crude oil and condensate sales	48,275	57,464
Natural gas sales	101,450	138,017
Royalties	(5,703)	(5,993)
Revenue from external customers	144,022	189,488
Transportation	(11,853)	(13,333)
Operating	(53,129)	(43,857)
General and administration	(13,053)	(13,104)
Fund flows from operations	47,429	90,661
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(18,558)	(28,533)
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	921,331	1,137,648
Drilling and development	4,355	20,283
Crude oil and condensate sales		74
Natural gas sales	311,325	302,330
Revenue from external customers	311,325	302,404
Transportation	(8,418)	(7,098)
Operating	(54,177)	(39,464)
General and administration	(8,029)	(19,054)
Fund flows from operations	239,298	236,073
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(1,403)	(715)
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	283,880	280,532
Drilling and development	29,284	26,005
Crude oil and condensate sales	182,847	36,381
Revenue from external customers	182,847	36,381
Operating	(80,347)	(52,360)
General and administration	(8,087)	(8,182)
Fund flows from operations	79,689	(3,288)
Australia | Petroleum resource rent tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(11,702)	20,860
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(3,022)	13
CEE | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	95,908	80,388
Drilling and development	4,838	1,715
Exploration and evaluation	7,975	9,833
Crude oil and condensate sales	37
Natural gas sales	35,078	3,260
Royalties	(6,232)	(1,711)
Revenue from external customers	28,883	1,549
Operating	(2,537)	(1,568)
General and administration	(7,220)	(7,150)
Fund flows from operations	19,133	(7,183)
CEE | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	7	(14)
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,180,060	1,426,638
Sales of purchased commodities	92,843	177,000
Revenue from external customers	92,843	177,000
Purchased commodities	(92,843)	(177,000)
General and administration		101,763
Interest expense	(84,606)	(85,212)
Equity based compensation	(14,361)
Realized gain on derivative instruments	345,318	234,365
Realized foreign exchange gain (loss)	7,735	(4,532)
Realized other expense	(7,267)	(420)
Fund flows from operations	248,151	167,570
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	$ 1,332	$ (78,394)